Subsequent Significant Events	12 Months Ended
Dec. 31, 2012
Subsequent Significant Events [Text Block]
30—SUBSEQUENT SIGNIFICANT EVENTS

a) On January 16, 2013, Liberty Harbor Master Fund exercised its 408,691 January 2012 Warrants. On January 18, 2013, the Board of Directors convened, acted the receipt of EUR53,129.83 corresponding to exercise of the Warrants and issued 408,691 new ADSs to Liberty Harbor Master Fund.

b) On January 31, 2013, we submitted our PMA application to the U.S. (FDA) for our Ablatherm-HIFU for treatment of low risk, localized prostate cancer. Our submission included data from the ENLIGHT U.S. Phase II/III clinical trial, as well as data from our extensive worldwide database of treatment information and follow-up data from patients who have undergone HIFU therapy for prostate cancer. On March 4, 2013, the U.S. FDA provided a positive administrative acceptance review notification for the PMA application and on   March 26, 2013, we received a Filing Review Notification from the FDA confirming that our PMA file contained all of the information needed to proceed with the substantive review.